Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Effects of Reinsurance [Line Items]
Effect of reinsurance
The amounts on the consolidated and combined statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Premiums
Direct premiums	$1,795	$2,296	$2,472
Reinsurance assumed	11	79	297
Reinsurance ceded	(943)	(1,153)	(1,090)
Net premiums	$863	$1,222	$1,679
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$4,430	$4,300	$4,472
Reinsurance assumed	96	119	132
Reinsurance ceded	(628)	(637)	(594)
Net universal life and investment-type product policy fees	$3,898	$3,782	$4,010
Other revenues
Direct other revenues	$576	$326	$292
Reinsurance assumed	28	87	—
Reinsurance ceded	47	323	130
Net other revenues	$651	$736	$422
Policyholder benefits and claims
Direct policyholder benefits and claims	$5,228	$6,351	$5,208
Reinsurance assumed	31	123	298
Reinsurance ceded	(1,623)	(2,571)	(2,237)
Net policyholder benefits and claims	$3,636	$3,903	$3,269
The amounts on the consolidated and combined balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2017				2016
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$647	$27	$12,851	$13,525	$1,152	$21	$13,474	$14,647
Liabilities
Policyholder account balances	$37,510	$273	$—	$37,783	$37,066	$460	$—	$37,526
Other policy-related balances	$1,311	$1,674	$—	$2,985	$1,368	$1,677	$—	$3,045
Other liabilities	$4,475	$32	$756	$5,263	$4,818	$12	$1,099	$5,929

Effective December 1, 2016, the Company terminated two agreements with an third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

Affiliated Entity [Member]
Effects of Reinsurance [Line Items]
Effect of reinsurance
Information regarding the significant effects of reinsurance with former MetLife affiliates included on the consolidated and combined statements of operations was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Premiums
Reinsurance assumed	$11	$34	$227
Reinsurance ceded	(537)	(766)	(687)
Net premiums	$(526)	$(732)	$(460)
Universal life and investment-type product policy fees
Reinsurance assumed	$96	$119	$132
Reinsurance ceded	(14)	(60)	(59)
Net universal life and investment-type product policy fees	$82	$59	$73
Other revenues
Reinsurance assumed	$27	$56	$—
Reinsurance ceded	44	320	130
Net other revenues	$71	$376	$130
Policyholder benefits and claims
Reinsurance assumed	$30	$86	$248
Reinsurance ceded	(420)	(757)	(678)
Net policyholder benefits and claims	$(390)	$(671)	$(430)

Information regarding the significant effects of reinsurance with former MetLife affiliates included on the consolidated and combined balance sheets was as follows at:

	December 31,
	2017		2016
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$18	$3,410	$21	$4,020
Liabilities
Policyholder account balances	$—	$—	$460	$—
Other policy-related balances	$1,674	$—	$1,677	$—
Other liabilities	$30	$401	$10	$715